Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Disclosing Information Relating to Tax Expenses

	For the year ended
€ thousand	December 31, 2023	December 31, 2022
Loss before taxes	(94,080)	(73,806)
Expected taxes applying the domestic tax rate of 28.648% (previous year: 27.725%)	(26,952)	(20,463)
Effect of income tax rate change	52	0
Foreign tax rate differential	97	(19)
Tax effect of expenses that are not deductible for tax purposes / tax adjustments	445	267
Tax effect from losses incurred in the current year and deductible temporary differences for which no deferred taxes were recognized	25,670	18,160
Recognition of previously unrecognized deferred tax assets from deductible temporary differences and on loss carryforwards and reversal of deductible temporary differences / utilization of loss carryforwards for which no deferred taxes were previously recognized	(189)	(448)
Write-up/-down of deferred tax assets	1,164	451
Effect of equity-settled share-based payments	66	1,630
Permanent effects from equity transactions and investments	(292)	0
Other	(613)	399
Tax expense for the fiscal year	(552)	(24)

Summary of Balances of Deferred Tax Assets and Liabilities

Balance of deferred tax assets and liabilities:

	December 31, 2023		December 31, 2022		2023	2022
€ thousand	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities	Changes recognized in profit or loss
Intangible assets	0	3,731	12	4,901	1,158	529
Right-of-use-assets	0	7,004	0	2,236	(4,768)	(2,238)
Property, plant, and equipment	808	0	333	0	475	232
Other non-financial assets	0	0	0	48	48	(48)
Inventories	0	381	2	121	(261)	(198)
Other financial and non-financial assets	85	0	0	0	85	0
Provisions	435	1	56	1	379	(32)
Lease liabilities	6,607	0	2,221	0	4,385	2,221
Contract Liabilities	1,287	0	0	0	1,287	0
Other financial and non-financial liabilities	20	1,451	0	273	(1,158)	(251)
Tax loss carryforwards and tax credits	2,109	0	3,187	0	(1,078)	(193)
Offsetting	(11,351)	(11,351)	(5,812)	(5,812)	0	0
Total	0	1,215	0	1,767	552	24